Columbia Select Large Cap Equity Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Equity Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 8.0%
Interactive Media & Services 8.0%
Alphabet, Inc., Class C	426,466	72,708,188
Meta Platforms, Inc., Class A	94,431	54,233,612
Total		126,941,800
Total Communication Services		126,941,800
Consumer Discretionary 10.8%
Automobiles 3.0%
General Motors Co.	324,561	18,042,346
Tesla, Inc.(a)	87,468	30,190,455
Total		48,232,801
Broadline Retail 5.0%
Amazon.com, Inc.(a)	377,122	78,399,893
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc.	78,260	19,834,214
Specialty Retail 1.5%
TJX Companies, Inc. (The)	189,367	23,801,538
Total Consumer Discretionary		170,268,446
Consumer Staples 5.1%
Consumer Staples Distribution & Retail 2.1%
Walmart, Inc.	356,012	32,931,110
Food Products 1.1%
Mondelez International, Inc., Class A	266,897	17,334,960
Household Products 1.9%
Procter & Gamble Co. (The)	173,986	31,188,730
Total Consumer Staples		81,454,800
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
EOG Resources, Inc.	169,411	22,575,710
Exxon Mobil Corp.	319,327	37,667,813
Valero Energy Corp.	69,794	9,706,949
Total		69,950,472
Total Energy		69,950,472
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.2%
Banks 4.3%
Bank of America Corp.	832,913	39,571,697
Citigroup, Inc.	398,828	28,264,940
Total		67,836,637
Capital Markets 2.1%
Blackrock, Inc.	32,937	33,687,964
Financial Services 2.5%
MasterCard, Inc., Class A	73,550	39,197,737
Insurance 3.3%
Hartford Financial Services Group, Inc. (The)	199,189	24,561,995
Marsh & McLennan Companies, Inc.	117,499	27,404,292
Total		51,966,287
Total Financials		192,688,625
Health Care 10.4%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc.(a)	110,601	7,302,984
Exact Sciences Corp.(a)	160,222	9,946,582
Insmed, Inc.(a)	97,978	7,364,026
Natera, Inc.(a)	49,692	8,337,324
Vertex Pharmaceuticals, Inc.(a)	25,166	11,780,960
Total		44,731,876
Health Care Equipment & Supplies 2.6%
Boston Scientific Corp.(a)	226,200	20,507,292
Intuitive Surgical, Inc.(a)	39,241	21,268,622
Total		41,775,914
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	41,719	22,095,634
Pharmaceuticals 3.6%
Eli Lilly & Co.	41,506	33,011,797
Merck & Co., Inc.	232,430	23,624,185
Total		56,635,982
Total Health Care		165,239,406

Columbia Select Large Cap Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Equity Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 10.7%
Aerospace & Defense 1.3%
General Dynamics Corp.	72,305	20,535,343
Commercial Services & Supplies 3.1%
Cintas Corp.	109,308	24,680,654
Republic Services, Inc.	110,641	24,152,930
Total		48,833,584
Electrical Equipment 1.4%
Eaton Corp. PLC	60,767	22,813,147
Ground Transportation 1.8%
Union Pacific Corp.	113,602	27,793,865
Industrial Conglomerates 1.4%
Honeywell International, Inc.	94,196	21,941,074
Machinery 1.7%
Parker-Hannifin Corp.	38,036	26,735,505
Total Industrials		168,652,518
Information Technology 31.0%
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity PLC	150,137	22,688,704
Semiconductors & Semiconductor Equipment 9.3%
Broadcom, Inc.	213,518	34,606,997
NVIDIA Corp.	812,946	112,389,785
Total		146,996,782
Software 13.0%
Adobe, Inc.(a)	45,062	23,248,838
Datadog, Inc., Class A(a)	84,712	12,939,758
Gitlab, Inc., Class A(a)	141,711	9,034,076
Microsoft Corp.	276,976	117,288,257
Palo Alto Networks, Inc.(a)	49,945	19,369,670
ServiceNow, Inc.(a)	22,282	23,383,622
Total		205,264,221
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	418,712	99,372,919
Dell Technologies, Inc.	125,865	16,059,115
Total		115,432,034
Total Information Technology		490,381,741
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.8%
Health Care REITs 1.0%
Healthpeak Properties, Inc.	753,571	16,571,026
Industrial REITs 1.2%
Prologis, Inc.	156,890	18,321,614
Specialized REITs 1.6%
Equinix, Inc.	26,558	26,066,146
Total Real Estate		60,958,786
Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	244,692	23,096,478
DTE Energy Co.	165,487	20,814,955
Total		43,911,433
Total Utilities		43,911,433
Total Common Stocks (Cost $864,122,429)		1,570,448,027

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Large Cap 0.2%
Columbia Research Enhanced Core ETF(b)	109,556	3,946,207
Total Exchange-Traded Equity Funds (Cost $3,236,159)		3,946,207

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 4.802%(b),(c)	8,766,147	8,764,394
Total Money Market Funds (Cost $8,763,195)		8,764,394
Total Investments in Securities (Cost: $876,121,783)		1,583,158,628
Other Assets & Liabilities, Net		554,933
Net Assets		1,583,713,561
Columbia Select Large Cap Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Equity Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF
	9,972,911	15,540,287	(20,865,111)	(701,880)	3,946,207	1,796,488	—	109,556
Columbia Short-Term Cash Fund, 4.802%
	9,104,735	135,039,622	(135,380,142)	179	8,764,394	1,775	357,879	8,766,147
Total	19,077,646			(701,701)	12,710,601	1,798,263	357,879

(c)	The rate shown is the seven-day current annualized yield at November 30, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Large Cap Equity Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT172_02_R01_(01/25)